Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 87.9%

Communication Services - 10.1%
Entertainment - 4.5%
Activision Blizzard, Inc.	32,115	$2,653,662
Electronic Arts, Inc.*	30,690	4,346,318
Nexon Co. Ltd. (Japan)	147,700	3,794,681
Sea Ltd. - ADR (Taiwan)*	31,330	3,828,526
The Walt Disney Co.	22,000	2,572,680
		17,195,867
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A*	2,985	4,441,531
Alphabet, Inc. - Class C*	605	897,191
Auto Trader Group plc (United Kingdom)[2]	22,980	160,527
Facebook, Inc. - Class A*	15,375	3,900,176
Tencent Holdings Ltd. - Class H (China)	88,934	6,100,714
		15,500,139
Media - 1.5%
Charter Communications, Inc. - Class A*	9,245	5,362,100
Comcast Corp. - Class A	3,349	143,337
Quebecor, Inc. - Class B (Canada)	13,780	314,396
		5,819,833
Total Communication Services		38,515,839
Consumer Discretionary - 15.4%
Distributors - 0.0%##
Genuine Parts Co.	383	34,527
Hotels, Restaurants & Leisure - 1.5%
Aristocrat Leisure Ltd. (Australia)	4,050	75,935
Compass Group plc - ADR (United
Kingdom)	185,240	2,565,667
Compass Group plc (United Kingdom)	10,585	145,641
Hilton Worldwide Holdings, Inc.	34,375	2,579,844
InterContinental Hotels Group plc
(United Kingdom)	3,120	143,711
Restaurant Brands International, Inc.
(Canada)	5,480	309,730
Wyndham Hotels & Resorts, Inc.	1,185	52,330
		5,872,858
Household Durables - 0.4%
Garmin Ltd.	310	30,563
Nikon Corp. (Japan)	206,500	1,443,729
Sony Corp. (Japan)	2,200	170,929
		1,645,221
Internet & Direct Marketing Retail - 6.3%
Alibaba Group Holding Ltd. - ADR (China)*	26,000	6,526,520
Amazon.com, Inc.*	2,640	8,354,755
Booking Holdings, Inc.*	1,015	1,687,062
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Expedia Group, Inc.	91,120	$7,381,631
		23,949,968
Multiline Retail - 2.1%
Dollar General Corp.	18,025	3,431,960
Dollar Tree, Inc.*	48,165	4,496,203
		7,928,163
Specialty Retail - 2.4%
AutoZone, Inc.*	2,735	3,302,294
Best Buy Co., Inc.	557	55,471
The Home Depot, Inc.	1,043	276,906
Industria de Diseno Textil S.A. (Spain)	83,865	2,222,252
The TJX Companies, Inc.	64,190	3,337,238
		9,194,161
Textiles, Apparel & Luxury Goods - 2.7%
adidas AG (Germany)*	10,170	2,804,662
lululemon athletica, Inc.*	11,966	3,896,010
NIKE, Inc. - Class B	34,695	3,386,579
VF Corp.	766	46,236
		10,133,487
Total Consumer Discretionary		58,758,385
Consumer Staples - 11.9%
Beverages - 5.1%
Ambev S.A. - ADR (Brazil)	923,912	2,476,084
Anheuser-Busch InBev S.A./N.V. (Belgium)	45,812	2,487,744
The Coca-Cola Co.	161,897	7,648,014
Constellation Brands, Inc. - Class A	9,194	1,638,371
Diageo plc (United Kingdom)	71,789	2,626,813
PepsiCo, Inc.	19,580	2,695,383
		19,572,409
Food & Staples Retailing - 1.0%
The Kroger Co.	1,499	52,150
Sysco Corp.	61,827	3,267,557
Walmart, Inc.	2,150	278,210
		3,597,917
Food Products - 3.8%
Archer-Daniels-Midland Co.	1,001	42,873
Conagra Brands, Inc.	1,065	39,884
Danone S.A. (France)	4,546	304,279
General Mills, Inc.	1,219	77,126
The Hershey Co.	377	54,820
Hormel Foods Corp.	732	37,229
The J.M. Smucker Co.	277	30,290
Mondelez International, Inc. - Class A	137,452	7,627,211
Nestle S.A. (Switzerland)	51,335	6,104,849

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	648	$39,820
		14,358,381
Household Products - 0.1%
Colgate-Palmolive Co.	1,371	105,841
Kimberly-Clark Corp.	517	78,605
		184,446
Personal Products - 1.9%
Beiersdorf AG (Germany)	18,160	2,168,410
Unilever plc - ADR (United Kingdom)	86,424	5,226,924
		7,395,334
Total Consumer Staples		45,108,487
Energy - 6.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,077	32,173
Schlumberger Ltd.	68,388	1,240,558
		1,272,731
Oil, Gas & Consumable Fuels - 6.2%
BP plc - ADR (United Kingdom)	2,190	48,268
Cabot Oil & Gas Corp.	346,475	6,479,082
Cameco Corp. (Canada)	29,255	297,231
Chevron Corp.	7,210	605,207
Concho Resources, Inc.	45,400	2,385,316
ConocoPhillips	39,455	1,475,222
EOG Resources, Inc.	51,966	2,434,607
EQT Corp..	199,720	2,899,934
Exxon Mobil Corp.	30,270	1,273,762
Marathon Petroleum Corp.	1,258	48,056
Pioneer Natural Resources Co.	27,665	2,681,292
Royal Dutch Shell plc - Class B - ADR (Netherlands)	29,135	824,520
TOTAL SE - ADR (France)	42,610	1,604,693
Tourmaline Oil Corp. (Canada)	34,515	350,961
Valero Energy Corp.	745	41,891
		23,450,042
Total Energy		24,722,773
Financials - 7.7%
Banks - 0.4%
Bank of America Corp.	7,352	182,918
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,610	172,058
Citigroup, Inc.	2,209	110,472
Fifth Third Bancorp	1,402	27,844
FinecoBank Banca Fineco S.p.A. (Italy)*	33,130	482,963
JPMorgan Chase & Co.	2,430	234,835
The PNC Financial Services Group, Inc.	474	50,562
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Regions Financial Corp.	2,093	$22,730
Truist Financial Corp.	2,036	76,268
U.S. Bancorp	2,122	78,174
Wells Fargo & Co.	4,533	109,971
		1,548,795
Capital Markets - 5.9%
BlackRock, Inc.	7,845	4,510,954
Cboe Global Markets, Inc.	27,840	2,441,568
CME Group, Inc.	13,180	2,190,252
Deutsche Boerse AG (Germany)	21,145	3,847,214
Intercontinental Exchange, Inc.	27,650	2,675,967
Moody's Corp.	12,180	3,426,234
S&P Global, Inc.	9,635	3,374,659
		22,466,848
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	9,120	1,785,514
Insurance - 0.9%
Admiral Group plc (United Kingdom)	16,470	513,614
The Allstate Corp.	494	46,629
Chubb Ltd.	590	75,071
Cincinnati Financial Corp.	275	21,431
The Hartford Financial Services Group, Inc.	720	30,470
The Travelers Companies, Inc.	399	45,653
W. R. Berkley Corp.	45,685	2,821,049
		3,553,917
Total Financials		29,355,074
Health Care - 9.6%
Biotechnology - 1.8%
AbbVie, Inc.	1,796	170,458
BioMarin Pharmaceutical, Inc.*	14,010	1,678,538
Gilead Sciences, Inc.	1,771	123,138
Incyte Corp.*	12,430	1,227,587
Seattle Genetics, Inc.*	10,070	1,674,339
Vertex Pharmaceuticals, Inc.*	6,775	1,842,800
		6,716,860
Health Care Equipment & Supplies - 3.0%
Alcon, Inc. (Switzerland)*	33,909	2,033,862
Boston Scientific Corp.*	45,560	1,757,249
Getinge AB - Class B (Sweden)	13,135	317,271
Intuitive Surgical, Inc.*	2,235	1,531,958
Medtronic plc	40,331	3,891,135
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	196,000	499,130

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	5,835	$1,568,856
		11,599,461
Health Care Providers & Services - 0.9%
Quest Diagnostics, Inc.	312	39,646
UnitedHealth Group, Inc.	10,640	3,221,579
		3,261,225
Life Sciences Tools & Services - 0.9%
Gerresheimer AG (Germany)	3,545	407,814
Thermo Fisher Scientific, Inc.	7,355	3,044,602
		3,452,416
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	2,502	146,767
Eli Lilly & Co.	741	111,365
Johnson & Johnson	48,751	7,105,946
Merck & Co., Inc.	2,576	206,698
Novartis AG - ADR (Switzerland)	42,730	3,509,842
Perrigo Co. plc	4,540	240,711
Pfizer, Inc.	5,937	228,456
		11,549,785
Total Health Care		36,579,747
Industrials - 4.2%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,595	116,748
General Dynamics Corp.	409	60,017
Lockheed Martin Corp.	362	137,187
Raytheon Technologies Corp.	1,813	102,761
		416,713
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	375	35,145
Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)*	47,780	3,583,500
Building Products - 0.0%##
Johnson Controls International plc	1,585	60,991
Trane Technologies plc	360	40,273
		101,264
Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)	105,770	145,323
Copart, Inc.*	19,790	1,845,418
Waste Management, Inc.	677	74,199
		2,064,940
Electrical Equipment - 0.1%
Eaton Corp. plc	722	67,240
Emerson Electric Co.	1,124	69,699
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	217	$47,337
		184,276

Industrial Conglomerates - 0.1%
3M Co.	741	111,498
Honeywell International, Inc.	863	128,907
		240,405
Machinery - 0.1%
Caterpillar, Inc.	768	102,052
Cummins, Inc.	303	58,558
Dover Corp.	247	25,423
Illinois Tool Works, Inc.	494	91,385
Parker-Hannifin Corp.	214	38,289
Stanley Black & Decker, Inc.	262	40,170
The Weir Group plc (United Kingdom)	13,440	208,985
		564,862
Professional Services - 0.7%
Insperity, Inc.	39,390	2,633,615
Road & Rail - 0.1%
Norfolk Southern Corp.	305	58,624
Union Pacific Corp.	819	141,974
		200,598
Trading Companies & Distributors - 0.9%
Brenntag AG (Germany)	52,200	3,221,427
Fastenal Co.	1,224	57,577
W. W. Grainger, Inc.	87	29,713
		3,308,717
Transportation Infrastructure - 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)*	25,555	849,959
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	21,800	90,952
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	14,020	940,602
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	8,655	864,028
		2,745,541
Total Industrials		16,079,576
Information Technology - 14.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,253	200,316
IT Services - 7.2%
Accenture plc - Class A	13,901	3,124,667
Adyen N.V. (Netherlands)*2	115	191,953
Automatic Data Processing, Inc.	443	58,879
International Business Machines Corp.	1,072	131,792

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Keywords Studios plc (Ireland)	4,701	$117,042
Mastercard, Inc. - Class A	22,850	7,049,911
PayPal Holdings, Inc.*	48,375	9,484,886
StoneCo Ltd. - Class A (Brazil)*	4,375	208,731
Switch, Inc. - Class A	2,384	42,888
TravelSky Technology Ltd. - Class H (China)	122,000	234,665
Verra Mobility Corp.*	161,915	1,656,391
Visa, Inc. - Class A	27,205	5,179,832
		27,481,637
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	464	53,290
Intel Corp.	3,938	187,961
KLA Corp.	303	60,548
Micron Technology, Inc.*	161,840	8,100,901
QUALCOMM, Inc.	1,073	113,320
Skyworks Solutions, Inc.	276	40,180
Texas Instruments, Inc.	1,146	146,172
Xilinx, Inc.	379	40,686
		8,743,058
Software - 5.2%
Microsoft Corp.	42,395	8,691,399
Oracle Corp.	2,286	126,759
salesforce.com, Inc.*	13,760	2,681,136
ServiceNow, Inc.*	19,170	8,419,464
		19,918,758
Technology Hardware, Storage & Peripherals - 0.0% ##
NetApp, Inc.	519	22,992
Total Information Technology		56,366,761

Materials - 3.6%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	2,346	221,051
FMC Corp.	17,345	1,839,437
International Flavors & Fragrances, Inc.	184	23,175
Linde plc (United Kingdom)	476	116,672
LyondellBasell Industries N.V. - Class A	717	44,827
PPG Industries, Inc.	350	37,678
		2,282,840
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	8,275	1,714,415
Vulcan Materials Co..	21,750	2,553,885
		4,268,300
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	171,400	2,389,316
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	163,270	$2,109,448
Lundin Mining Corp. (Chile)	31,720	177,610
Nucor Corp.	740	31,043
Southern Copper Corp. (Peru)	53,860	2,354,221
		4,672,322
Total Materials		13,612,778
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
Agree Realty Corp.	796	53,308
Alexandria Real Estate Equities, Inc.	285	50,602
American Campus Communities, Inc.	1,942	69,213
American Homes 4 Rent - Class A	4,085	118,465
American Tower Corp.	17,695	4,625,296
Americold Realty Trust	2,605	105,112
Apartment Investment & Management Co. - Class A	1,563	60,676
AvalonBay Communities, Inc.	580	88,810
Brandywine Realty Trust	3,645	39,475
Camden Property Trust	1,065	96,713
Community Healthcare Trust, Inc.	1,290	58,992
CoreSite Realty Corp.	215	27,746
Cousins Properties, Inc.	2,985	91,699
Crown Castle International Corp.	645	107,522
Digital Realty Trust, Inc.	1,162	186,547
Douglas Emmett, Inc.	2,025	59,008
Duke Realty Corp.	2,044	82,148
EastGroup Properties, Inc.	257	34,094
Equinix, Inc.	4,218	3,313,155
Equity LifeStyle Properties, Inc.	1,530	104,530
Equity Residential	905	48,535
Essex Property Trust, Inc.	107	23,619
Extra Space Storage, Inc.	270	27,902
First Industrial Realty Trust, Inc.	1,720	75,542
Getty Realty Corp.	1,695	50,223
Healthcare Realty Trust, Inc.	870	25,491
Healthcare Trust of America, Inc. - Class A.	1,610	44,452
Healthpeak Properties, Inc.	2,870	78,322
Hibernia REIT plc (Ireland)	24,250	32,450
Host Hotels & Resorts, Inc.	2,551	27,500
Invitation Homes, Inc.	4,581	136,605
Jernigan Capital, Inc.	2,600	36,426
Kilroy Realty Corp.	1,411	82,219
Lamar Advertising Co. - Class A	405	26,621
Life Storage, Inc.	240	23,551
Mid-America Apartment Communities, Inc.	770	91,776

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Physicians Realty Trust	1,710	$30,848
Prologis, Inc.	3,494	368,337
Public Storage	540	107,935
Realty Income Corp.	575	34,529
Regency Centers Corp.	415	17,027
Rexford Industrial Realty, Inc.	1,840	86,351
SBA Communications Corp.	13,910	4,333,521
STAG Industrial, Inc.	1,210	39,446
Sun Communities, Inc.	1,055	158,176
Terreno Realty Corp.	910	55,292
UDR, Inc.	814	29,467
Urban Edge Properties	2,570	26,934
Welltower, Inc.	1,237	66,254
Total Real Estate		15,558,462
TOTAL COMMON STOCKS
(Identified Cost $262,502,273)		334,657,882

CORPORATE BONDS - 4.2%

Non-Convertible Corporate Bonds - 4.2%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	140,000	163,927
Verizon Communications, Inc., 5.25%, 3/16/2037	850,000	1,199,340
		1,363,267
Interactive Media & Services - 0.2%
MDC Partners, Inc., 6.50%, 5/1/2024[2]	40,000	37,900
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	490,000	570,752
		608,652
Media - 0.4%
Comcast Corp., 3.25%, 11/1/2039	520,000	612,815
Discovery Communications LLC, 5.20%, 9/20/2047	610,000	778,471
Townsquare Media, Inc., 6.50%, 4/1/2023[2]	55,000	49,225
		1,440,511
Total Communication Services		3,412,430
Consumer Discretionary - 0.6%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	35,000	35,700
Techniplas LLC, 10.00%, 5/1/2020[3,4]	25,000	5,563
		41,263
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	95,000	$125,162
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	40,000	39,240
LGI Homes, Inc., 6.875%, 7/15/2026[2]	55,000	58,575
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	55,000	59,274
		157,089
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	510,000	579,544
Booking Holdings, Inc., 3.60%, 6/1/2026	570,000	642,058
Expedia Group, Inc., 6.25%, 5/1/2025[2]	310,000	338,803
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026[2]	45,000	41,647
		1,602,052
Specialty Retail - 0.1%
The TJX Companies, Inc., 4.50%, 4/15/2050	190,000	261,645
Textiles, Apparel & Luxury Goods - 0.0%##
G-III Apparel Group Ltd., 7.875%, 8/15/2025[2]	55,000	55,465
Total Consumer Discretionary		2,242,676

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	55,000	59,537

Energy - 0.9%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	60,000	37,935
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Partners LP - Antero Midstream Finance Corp.
5.75%, 3/1/2027[2]	60,000	52,409
5.75%, 1/15/2028[2]	40,000	34,104
Bruin E&P Partners LLC, 8.875%, 8/1/2023[3,5]	180,000	90
Calumet Specialty Products Partners LP - Calumet Finance Corp., 11.00%, 4/15/2025[2]	30,000	29,025
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	20,000	20,003
(Canada), 6.75%, 11/15/2039	35,000	36,518
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[2]	40,000	39,040

Investment Portfolio - July 31, 2020
(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, 8.125%, 8/16/2030	15,000	$17,523
Energy Transfer Operating LP, 6.50%, 2/1/2042	450,000	494,022
EQT Corp., 8.75%, 2/1/2030[6]	35,000	40,523
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	35,000	33,754
HollyFrontier Corp., 5.875%, 4/1/2026	50,000	54,867
Indigo Natural Resources LLC, 6.875%, 2/15/2026[2]	40,000	38,548
Jonah Energy LLC - Jonah Energy Finance Corp., 7.25%, 10/15/2025[7]	40,000	4,712
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	540,000	751,793
Laredo Petroleum, Inc., 10.125%, 1/15/2028	30,000	21,300
Lonestar Resources America, Inc., 11.25%, 1/1/2023[8]	60,000	7,650
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2].	40,000	23,300
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	35,000	27,650
Occidental Petroleum Corp., 8.875%, 7/15/2030	35,000	39,375
PBF Holding Co. LLC - PBF Finance Corp., 6.00%, 2/15/2028[2]	30,000	24,051
PDC Energy, Inc., 5.75%, 5/15/2026	35,000	35,077
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	770,000	927,923
The Williams Companies, Inc., 3.75%, 6/15/2027	520,000	570,073
Whiting Petroleum Corp., 5.75%, 3/15/2021[3]	190,000	32,300
WPX Energy, Inc., 5.875%, 6/15/2028	20,000	20,488
		3,376,118
Total Energy		3,414,053

Financials - 0.4%
Banks - 0.3%
Bank of America Corp., 4.00%, 1/22/2025	220,000	246,046
Citigroup, Inc., 4.45%, 9/29/2027	420,000	488,962
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025[2]	65,000	71,024
Lloyds Bank plc (United Kingdom), (3 mo. LIBOR US + 11.756%), 12.00%[2,9,10]	100,000	116,338
		922,370
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%,
8/1/2027[2]	35,000	35,525
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	60,000	$60,600
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	35,000	35,003
StoneX Group, Inc., 8.625%, 6/15/2025[2]	80,000	85,700
		216,828
Consumer Finance - 0.0%##
Navient Corp., 6.75%, 6/25/2025	50,000	52,281
OneMain Finance Corp., 7.125%, 3/15/2026	40,000	46,893
SLM Corp., 5.125%, 4/5/2022	55,000	56,100
		155,274
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	30,000	26,394
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 10.50%, 6/1/2024[2]	40,000	36,000
		62,394
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	55,000	50,600
Starwood Property Trust, Inc.
3.625%, 2/1/2021	30,000	29,625
4.75%, 3/15/2025	60,000	57,750
		137,975
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	75,000	72,685
Total Financials		1,567,526

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[2]	60,000	62,529
Health Care Providers & Services - 0.2%
HCA, Inc., 4.125%, 6/15/2029	500,000	585,227
Total Health Care		647,756

Industrials - 0.5%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%,
5/1/2025	55,000	62,461
Airlines - 0.0%##
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[2]	65,000	67,328

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 6.25%, 1/15/2028[2]	55,000	$57,338
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[2]	11,000	10,367
Picasso Finance Sub, Inc., 6.125%, 6/15/2025[2]	50,000	53,125
Tutor Perini Corp., 6.875%, 5/1/2025[2]	100,000	99,734
		163,226
Industrial Conglomerates - 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00%[9,10]	330,000	261,525
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[6]	55,000	59,125
Marine - 0.0%##
American Tanker, Inc. (Norway), 7.75%, 7/2/2025[11]	85,000	85,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[2]	20,000	21,400
		106,400
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%, 10/1/2025	380,000	370,705
Air Lease Corp., 3.625%, 4/1/2027	370,000	366,510
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[2]	430,000	365,251
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025[2]	60,000	56,413
9.75%, 8/1/2027[2]	35,000	36,137
WESCO Distribution, Inc., 7.25%, 6/15/2028[2]	55,000	60,088
		1,255,104
Total Industrials		2,032,507

Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	35,000	38,426

Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/2028[2]	50,000	54,000
IAMGOLD Corp. (Burkina Faso), 7.00%, 4/15/2025[2]	65,000	67,600
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	55,000	$51,700
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	35,000	38,124
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022[2]	20,000	11,800
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[3,12]	170,000	2,125
Total Materials		225,349

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Tower Corp., 3.80%, 8/15/2029	670,000	785,013
Crown Castle International Corp., 3.10%, 11/15/2029	670,000	747,316
Iron Mountain, Inc., 5.625%, 7/15/2032[2]	40,000	42,950
		1,575,279
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp., 7.875%, 11/15/2025[2]	55,000	53,145
Forestar Group, Inc., 5.00%, 3/1/2028[2]	35,000	35,000
		88,145
Total Real Estate		1,663,424

Utilities - 0.2%
Electric Utilities - 0.1%
Dominion Energy, Inc., 3.375%, 4/1/2030	340,000	392,933
Talen Energy Supply LLC, 7.625%, 6/1/2028[2]	50,000	52,250
		445,183
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom), 6.625%, 11/1/2025[2]	200,000	208,500
Vistra Operations Co. LLC, 3.70%, 1/30/2027[2]	35,000	37,025
		245,525
Total Utilities		690,708

TOTAL CORPORATE BONDS
(Identified Cost $15,077,465)		15,994,392

U.S. TREASURY SECURITIES - 6.5%

U.S. Treasury Bonds - 0.5%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $1,384,117)	1,315,000	1,869,817

Investment Portfolio - July 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 6.0%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.405%, 10/31/2021[13]	3,725,000	$3,737,343
U.S. Treasury Note
2.00%, 8/15/2025	10,536,000	11,465,720
1.625%, 5/15/2026	6,828,000	7,347,034

Total U.S. Treasury Notes
(Identified Cost $22,476,083)		22,550,097
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $23,860,200)		24,419,914

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[14]
(Identified Cost $5,105,597)	5,105,597	5,105,597

TOTAL INVESTMENTS - 99.9%
(Identified Cost $306,545,535).		380,177,785
OTHER ASSETS, LESS LIABILITIES -
0.1%		566,031
NET ASSETS - 100%		$380,743,816

ADR- American Depositary Receipt

LIBOR- London Interbank Offered Rate

*Non-income producing security.

## Less than 0.1%.

1 Amount is stated in USD unless otherwise noted.

2 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $3,807,486, or 1.0%of the Series’ net assets as of July 31, 2020.

3 Issuer filed for bankruptcy and/or is in default of interest payments.

4 Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on April 24, 2015 at a cost of $220,000 ($100.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $5,563, or less than 0.1%of the Series’ net assets as of July 31, 2020.

5 Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $47,18 8 ($94.38 per share), cost of $2,625 ($10.50 per share) and cost of $1,688 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $90, or less than 0.1%of the Series’ net assets as of July 31, 2020.

6 Step coupon rate security - Rate steps up/down by 2 5 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7 Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017 and November 28, 2017 at a cost of $110,000 ($100.0 0 per share) and cost of $34,340 ($101.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $4,712, or less than 0.1%of the Series’ net assets as of July 31, 2020.

8 Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $47,000 ($94.00 per share), cost of $8,550 ($85.50  per share) and cost of $8,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $7,650, or less than 0.1%of the Series’ net assets as of July 31, 2020.

9 Security is perpetual in nature and has no stated maturity date.

Investment Portfolio - July 31, 2020

(unaudited)

10 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

11 Illiquid security - This security was acquired on July 28, 2020 at a cost of $85,128 ($100.15 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $85,000, or less than 0.1%of the Series’ net assets as of July 31, 2020.

12 Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017, May 8, 2020 and May 13, 2020 at a cost of $76,500 ($102.00 per share), cost of $1,625 ($3.25 per share) and cost of $1,200 ($1.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,125, or less than 0.1%of the Series’ net assets as of July 31, 2020.

13 Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

14 Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$38,515,839	$28,459,917	$10,055,922	$—
Consumer Discretionary	58,758,385	51,751,526	7,006,859	—
Consumer Staples	45,108,487	31,416,392	13,692,095	—
Energy	24,722,773	24,722,773	—	—
Financials	29,355,074	24,511,283	4,843,791	—
Health Care	36,579,747	35,355,532	1,224,215	—
Industrials	16,079,576	12,387,093	3,692,483	—
Information Technology	56,366,761	55,823,101	543,660	—
Materials	13,612,778	13,391,727	221,051	—
Real Estate	15,558,462	15,526,012	32,450	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	24,419,914	—	24,419,914	—
Corporate debt:
Communication Services	3,412,430	—	3,412,430	—
Consumer Discretionary	2,242,676	—	2,242,676	—
Consumer Staples	59,537	—	59,537	—
Energy	3,414,053	—	3,414,053	—
Financials	1,567,526	—	1,567,526	—
Health Care	647,756	—	647,756	—
Industrials	2,032,507	—	2,032,507	—
Information Technology	38,426	—	38,426	—
Materials	225,349	—	225,349	—
Real Estate	1,663,424	—	1,663,424	—
Utilities	690,708	—	690,708	—

Investment Portfolio - July 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$5,105,597	$5,105,597	$—	$—
Total assets	$380,177,785	$298,450,953	$81,726,832	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.